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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


           Report for the Calendar Year or Quarter Ended June 30, 2001

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

500 PARK AVENUE                         NY                NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

ROBERT M. BURNAT  212-935-6655  CONTROLLER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NY and State of NY on the 8th day of February, 2000.


                                                  WTG & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Robert M. Burnat
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        21

Form 13F Information Table Value Total:  $ 37,153
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

                                                              FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
RPT: #34                                                      WTG & CO.                         TOP ACCOUNT                C02451299
                                                VALUATION REPORT - WITH VOTING RIGHTS           BASE CURRENCY: USD
                                                            JUNE 30, 2000                       DATE 07-26-00                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
                TITLE OF                                   SHARES OR        INVESTMENT DISCRETION              VOTING AUTHORITY
NAME OF ISSUE    CLASS            CUSIP     FAIR MARKET    PRINCIPAL   (A) SOLE  (B) SHARED (C) OTHER (A) SOLE  (B) SHARED (C) OTHER
LONG ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
APARTMENT INVT & MGMT CO
  CONV PFDCL P                  03748R861   $3,395,000.00   142649.00    142649.00                     142649.00
AVALON HOLDINGS CORP-A
  Common Stk.                   05343P109   $308,000.00     102600.00    102600.00                     102600.00
BANGOR HYDRO ELEC CO
  Common Stk.                   060077104   $2,658,000.00   100000.00    100000.00                     100000.00
CALIFORNIA COASTAL COMM INC
  Common Stk.                   129915203   $2,335,000.00   500000.00    500000.00                     500000.00
CARLYLE INDUSTRIES INC
  Common Stk.                   143093102   $19,000.00      56900.00     56900.00                      56900.00
EASTERN COMPANY Common Stk.     276317104   $3,072,000.00   200000.00    200000.00                     200000.00
ENDO PHARMACEUTICALS HLDGS
  Common Stk.                   29264F205   $550,000.00     62200.00     62200.00                      62200.00
EXTENDED SYSTEMS INC
  Common Stk.                   301973103   $194,000.00     28000.00     28000.00                      28000.00
GRIFFIN LAND & NURSERIES
  Common Stk.                   398231100   $798,000.00     48000.00     48000.00                      48000.00
HORIZON GROUP PROPERTIES
  Common Stk.                   44041U102   $161,000.00     63000.00     63000.00                      63000.00
INCYTE PHARMACEUTICALS INC
  5.5 Convertible Bonds         45337CAA0   $3,680,000.00   4940000.00   4940000.00                    4940000.00
MEDQUIST INC Common Stk.        584949101   $3,858,000.00   130000.00    130000.00                     130000.00
OMNOVA SOLUTIONS INC
  Common Stk.                   682129101   $364,000.00     50000.00     50000.00                      50000.00
ONEIDA LTD. Common Stk.         682505102   $3,863,000.00   190000.00    190000.00                     190000.00
O'SULLIVAN INDS HLDG
  INC SR PFD 12%                67104Q205   $253,000.00     829700.00    829700.00                     829700.00
PANAVISION INC (NEW)
  Common Stk.                   69830E209   $340,000.00     57200.00     57200.00                      57200.00
QUAKER OATS CO. Common Stk.     747402105   $4,563,000.00   50000.00     50000.00                      50000.00
SJW CORP Common Stk.            784305104   $4,489,000.00   52500.00     52500.00                      52500.00
SPRINGS INDUSTRIES INC.
  CLASS A Common Stk.           851783100   $485,000.00     11000.00     11000.00                      11000.00
WATER PIK TECHNOLOGIES
  INC Common Stk.               94113U100   $1,534,000.00   181500.00    181500.00                     181500.00
WTS/ENDO PHARMACEUTICALS
  HOLDIEXP12/31/2 Wts.          29264F114   $234,000.00     667300.00    667300.00                     667300.00
                                TOTAL       $37,153,000.00